SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Jun. 30, 2021	Jun. 03, 2021	May 07, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill				$ 16,593,706
Tickeri Inc [Member]
Business Acquisition [Line Items]
Cash		$ 127,377
Accounts receivables		23,587
Goodwill		20,086,664
Accounts payable and accrued expenses		(87,071)
SBA EIDL		(150,000)
PPP loan		(557)
Total consideration		$ 20,000,000
Monster Creative LLC [Member]
Business Acquisition [Line Items]
Cash	$ 3,017
Accounts receivables	379,012
Goodwill	8,648,104
Accounts payable and accrued expenses	(98,754)
Due to seller	(379,012)
Notes payable – related parties	(486,250)
PPP loan	(66,117)
Total consideration	$ 8,000,000		$ 8,000,000